Mar. 16, 2021
INVESCO EXCHANGE-TRADED FUND TRUST IISUPPLEMENT DATED MARCH 16, 2021 TO THE PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020 OF:Invesco Variable Rate Preferred ETF (VRP)
(the “Fund”)Important Notice Regarding Changes in the Investment Objective, Underlying Index, Index Provider, and Principal Investment Strategy of the FundAt a meeting held on March 12, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the investment objective, principal investment strategy, index provider and underlying index of the Fund. These changes will be effective as of the close of markets on June 30, 2021 (the “Effective Date”).Therefore, as of the close of markets on the Effective Date, the following changes will occur:1.) Underlying Index and Index Provider Change. ICE Data Indices, LLC will become the index provider for the Fund and a new underlying index (the “New Underlying Index”) will replace the current underlying index, as set forth in the table below:Current Underlying IndexNew Underlying IndexWells Fargo® Hybrid and Preferred Securities Floating and Variable Rate IndexICE Variable Rate Preferred & Hybrid Securities Index2.) Investment Objective Change. The Fund’s new investment objective will be to track the investment results (before fees and expenses) of the New Underlying Index.3.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the components of the New Underlying Index.4.) Description of New Underlying Index. The Underlying Index tracks the performance of floating and variable rate investment grade and below investment grade U.S. dollar denominated preferred stock and hybrid debt publicly issued by corporations in the U.S. domestic market. Qualifying securities must be publicly issued, U.S. registered or exempt from registration, have at least one day remaining to maturity and at least 18 months to final maturity at time of issuance, be issued in either $25 or $1,000 par increments, and have a floating rate coupon or dividend. The Underlying Index is rebalanced on the last calendar day of each month.Please Retain This Supplement For Future Reference.P-VRP-SUMSTATSAI-SUP 031621